Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The HELOC) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,230,166,000	$ 15,389,074,000	$ 16,708,582,000
Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	2,469,338,000	2,806,591,000
Avg orig FICO	741	740
Avg Refreshed FICO	732	730
Loans, net of unearned income	2,469,338,000	2,806,591,000
Home Equity | Origination Vintage Period 2003
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	56,335,000	79,550,000
Avg orig FICO	708	711
Avg Refreshed FICO	701	701
Home Equity | Origination Vintage Period 2003
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	102,073,000	141,215,000
Avg orig FICO	721	725
Avg Refreshed FICO	710	711
Home Equity | Origination Vintage Period 2004
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	282,580,000	395,323,000
Avg orig FICO	723	727
Avg Refreshed FICO	709	716
Home Equity | Origination Vintage Period 2005
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	451,757,000	531,839,000
Avg orig FICO	731	732
Avg Refreshed FICO	722	720
Home Equity | Origination Vintage Period 2006
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	337,440,000	383,366,000
Avg orig FICO	740	740
Avg Refreshed FICO	727	726
Home Equity | Origination Vintage Period 2007
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	357,290,000	406,299,000
Avg orig FICO	744	744
Avg Refreshed FICO	729	728
Home Equity | Origination Vintage Period 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	194,710,000	223,110,000
Avg orig FICO	753	753
Avg Refreshed FICO	747	747
Home Equity | Origination Vintage Period 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	101,594,000	115,863,000
Avg orig FICO	751	750
Avg Refreshed FICO	743	744
Home Equity | Origination Vintage Period 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	98,214,000	114,393,000
Avg orig FICO	753	753
Avg Refreshed FICO	749	749
Home Equity | Origination Vintage Period 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	96,982,000	112,595,000
Avg orig FICO	759	758
Avg Refreshed FICO	753	753
Home Equity | Origination Vintage Period 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	119,333,000	138,373,000
Avg orig FICO	760	759
Avg Refreshed FICO	758	760
Home Equity | Origination Vintage Period 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	151,005,000	164,665,000
Avg orig FICO	758	759
Avg Refreshed FICO	760	762
Home Equity | Origination Vintage Period 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	$ 120,025,000	$ 0
Avg orig FICO	762	0
Avg Refreshed FICO	762	0